Intangible assets - Principal acquired brands with indefinite useful life (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of intangible assets with indefinite useful life [line items]
Principal acquired brands with indefinite useful life	£ 10,764	£ 11,300	£ 12,557
Brands
Disclosure of intangible assets with indefinite useful life [line items]
Principal acquired brands with indefinite useful life	£ 7,361	7,755	£ 8,274
Brands | Crown Royal whisky
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	United States
Principal acquired brands with indefinite useful life	£ 1,053	1,190
Brands | McDowell's No.1 whisky, rum and brandy
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	India
Principal acquired brands with indefinite useful life	£ 944	1,050
Brands | Captain Morgan rum
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Global
Principal acquired brands with indefinite useful life	£ 864	977
Brands | Johnnie Walker whisky
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Global
Principal acquired brands with indefinite useful life	£ 625	625
Brands | Smirnoff vodka
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Global
Principal acquired brands with indefinite useful life	£ 593	670
Brands | Casamigos tequila
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	United States
Principal acquired brands with indefinite useful life	£ 434	491
Brands | Shui Jing Fang Chinese White Spirit
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Greater China
Principal acquired brands with indefinite useful life	£ 253	260
Brands | Aviation American gin
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	United States
Principal acquired brands with indefinite useful life	£ 190	0
Brands | Don Julio tequila
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	United States
Principal acquired brands with indefinite useful life	£ 185	179
Brands | Bell's whisky
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Europe
Principal acquired brands with indefinite useful life	£ 179	179
Brands | Signature whisky
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	India
Principal acquired brands with indefinite useful life	£ 177	197
Brands | Seagram's 7 Crown whiskey
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	United States
Principal acquired brands with indefinite useful life	£ 160	181
Brands | Black Dog whisky
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	India
Principal acquired brands with indefinite useful life	£ 150	167
Brands | Antiquity whisky
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	India
Principal acquired brands with indefinite useful life	£ 147	163
Brands | Windsor Premier whisky
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Korea
Principal acquired brands with indefinite useful life	£ 145	154
Brands | Yenì Raki
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Turkey
Principal acquired brands with indefinite useful life	£ 141	202
Brands | Zacapa rum
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Global
Principal acquired brands with indefinite useful life	£ 138	156
Brands | Gordon's gin
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Europe
Principal acquired brands with indefinite useful life	£ 119	119
Brands | Other brands
Disclosure of intangible assets with indefinite useful life [line items]
Principal acquired brands with indefinite useful life	£ 864	£ 795